Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (111,201)	$ (762,095)	$ (1,025,393)	$ (267,290)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	79,668	58,906	264,340	193,791
Loss on disposal of assets			3,295	0
Stock and options issued for services	79,591	439,838	272,804	94,998
Stock-based compensation	53,841	36,235	899,438	435,612
Changes in:
Accounts receivable	286,840	400,330	(588,672)	(894,911)
Prepaid expenses	(10,206)	(34)	(16,322)	56,387
Accounts payable	(37,241)	66,439	11,633	134,046
Revenue share payable	(339,459)	(321,947)	215,210	1,196,975
Accrued expenses	5,392	134,042	13,459	6,000
Deferred revenue	133,308	211,248	(106,142)	177,020
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	86,692	226,727	(56,350)	1,132,628
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment			(6,984)	0
Patent rights	(3,042)	(33.297)	(110,551)	(150,588)
Website site development costs	(19,800)	(75,975)	(292,417)	(148,060)
NET CASH USED IN INVESTING ACTIVITIES	(22,842)	(109,272)	(409,952)	(298,648)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of common stock		10,000,000	8,795,032	0
Equity issuance costs		(1,204,968)
Purchase of common and preferred stock and warrants		(6,000,000)
Redemption of common and preferred stock			(6,000,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES		2,795,032	2,795,032	0
NET INCREASE IN CASH AND CASH EQUIVALENTS	63,850	2,912,487	2,328,730	833,980
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	3,446,973	1,118,243	1,118,243	284,263
CASH AND CASH EQUIVALENTS - END OF PERIOD	3,510,823	4,030,730	3,446,973	1,118,243
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest			0	0
Cash paid for income taxes			0	0
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued for future services			$ 0	$ 270,462